BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
Business Acquisition
SCHEDULE OF ASSETS BASED ON THE REPORT
Identifiable intangible assets:
IP technology	$4,000
Customer base	6,000
Total identifiable intangible assets	10,000

Goodwill	2,096,089

Total	$2,106,089